Annual Total Returns [BarChart] - International Opportunities Fund - International Opportunities Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	(19.62%)
Annual Return 2012	22.04%
Annual Return 2013	21.14%
Annual Return 2014	(5.21%)
Annual Return 2015	8.48%
Annual Return 2016	(0.56%)
Annual Return 2017	39.36%
Annual Return 2018	(17.50%)
Annual Return 2019	25.74%
Annual Return 2020	16.88%